Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value per share
Amount Registered | shares	7,484,917
Maximum Aggregate Offering Price	$ 492,582,387.77
Carry Forward Form Type	S-3
Carry Forward File Number	333-270068
Carry Forward Initial Effective Date	Feb. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 54,282.58
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the registration statement to which this Calculation of Filing Fee Table is attached (the "Registration Statement") includes 7,484,917 shares of common stock, $2.50 par value per share, of Xcel Energy Inc. (the "Company") that were previously registered, but were not sold (the "Unsold Securities"), pursuant to the Company's registration statement on Form S-3 (File No. 333-270068) filed on February 27, 2023 (the "Prior Registration Statement"). The registration fee with respect to the Unsold Securities, totaling $54,282.58, will continue to be applied to the Unsold Securities and no fees are due with respect to such shares. In accordance with Rule 415(a)(6), the offering of securities registered under the Prior Registration Statement will be terminated as of the date of effectiveness of this Registration Statement.